Digital Currencies (Details) - Schedule of continuity of digital currencies pure in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Digital Currencies (Details) - Schedule of continuity of digital currencies [Line Items]
Beginning balance, Amount		$ 4,508,042
Bitcoin mined, Amount		24,952,344	[1]	3,553,362
Received from sale of property, plant and equipment, Amount		1,552,295
Received from private placement, Amount		47,671
Acquisition (disposal) of digital currencies, Amount		(756)
Acquisition of property, plant and equipment, Amount		(163,942)
Gain on sale of digital currencies, Amount		290,948
Bitcoin traded for cash, Amount				(1,792,071)
Gain on sale of bitcoin, Amount				62,799
Revaluation adjustment, Amount	[2]	2,305,384		2,683,952
Ending balance, Amount		$ 33,491,986		$ 4,508,042
Bitcoin [Member]
Digital Currencies (Details) - Schedule of continuity of digital currencies [Line Items]
Beginning balance, Number		154
Beginning balance, Amount		$ 4,508,042
Bitcoin mined, Number		519	[1]	335
Bitcoin mined, Amount		$ 24,952,344	[1]	$ 3,553,362
Received from sale of property, plant and equipment, Number		24
Received from sale of property, plant and equipment, Amount		$ 1,347,977
Received from private placement, Number		1
Received from private placement, Amount		$ 47,671
Acquisition (disposal) of digital currencies, Number		(66)
Acquisition (disposal) of digital currencies, Amount		$ (3,347,790)
Acquisition of property, plant and equipment, Number
Acquisition of property, plant and equipment, Amount
Gain on sale of digital currencies, Number
Gain on sale of digital currencies, Amount		$ 235,067
Bitcoin traded for cash, Number				(181)
Bitcoin traded for cash, Amount				$ (1,792,071)
Gain on sale of bitcoin, Number
Gain on sale of bitcoin, Amount				$ 62,799
Revaluation adjustment, Number	[2]
Revaluation adjustment, Amount	[2]	$ 2,027,683		$ 2,683,952
Ending balance, Number		632		154
Ending balance, Amount		$ 29,770,994		$ 4,508,042
Ethereum [Member]
Digital Currencies (Details) - Schedule of continuity of digital currencies [Line Items]
Beginning balance, Number
Beginning balance, Amount
Bitcoin mined, Number			[1]
Bitcoin mined, Amount			[1]
Received from sale of property, plant and equipment, Number		63
Received from sale of property, plant and equipment, Amount		$ 204,318
Received from private placement, Number
Received from private placement, Amount
Acquisition (disposal) of digital currencies, Number		974
Acquisition (disposal) of digital currencies, Amount		$ 3,347,034
Acquisition of property, plant and equipment, Number		(36)
Acquisition of property, plant and equipment, Amount		$ (163,942)
Gain on sale of digital currencies, Number
Gain on sale of digital currencies, Amount		$ 55,881
Bitcoin traded for cash, Number
Bitcoin traded for cash, Amount
Gain on sale of bitcoin, Number
Gain on sale of bitcoin, Amount
Revaluation adjustment, Number	[2]
Revaluation adjustment, Amount	[2]	$ 277,701
Ending balance, Number		1,001
Ending balance, Amount		$ 3,720,992

[1]	During the year the Company entered into a Miner Lease Agreement with Northern Data, NY LLC, pursuant to which the parties have agreed to split a portion of the mining rewards received and energy costs incurred for the miners put in service pursuant to that lease agreement. In connection with this agreement, as at December 31, 2021, the Company must remit 62 Bitcoin with a value of $2,940,412 which is presented in the current liabilities.
[2]	Digital assets held are revalued each reporting period based on the fair market value of the price of Bitcoin and Ethereum on the reporting date. As at December 31, 2021, the prices of Bitcoin and Ethereum were $47,117 (2020 - $29,273) and $3,718, resulting in total revaluation gain of $2,305,384, net of taxes of $581,270 (2020 - $2,683,952, net of taxes of $701,451) recorded to other comprehensive income.